Fair Value - Summary of Changes in Level 3 of Fair Value Hierarchy for Recurring Fair Value Measurements (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Beginning balance	₩ 13,766,638
Ending balance	15,486,942	₩ 13,766,638
Beginning balance	18,825,390
Ending balance	19,611,825	18,825,390
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	1,064,856
Ending balance	939,661	1,064,856
Recurring fair value measurement [Member] | Level 3 [Member] | Derivative financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	1,113	31,565
Reclassification	(1,113)
Disposal	0	(31,565)
Amount recognized in profit or loss	0	0
Amount recognized in other comprehensive income	0	1,113
Ending balance	0	1,113
Recurring fair value measurement [Member] | Level 3 [Member] | Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	141,280	215,332
Purchases	0	3,046
Reclassification	(7,363)	(54,921)
Disposal	(5,205)
Amount recognized in profit or loss	5,849	(22,177)
Ending balance	134,561	141,280
Recurring fair value measurement [Member] | Level 3 [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	612,069	577,085
Purchases	216,838	226,310
Reclassification	26,471	(8,962)
Acquisition and disposition of businesses	252	0
Disposal	(44,323)	(179,740)
Amount recognized in profit or loss	(42,475)	(2,624)
Ending balance	768,832	612,069
Recurring fair value measurement [Member] | Level 3 [Member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	497,129	323,373
Purchases	10,267	262,408
Reclassification	(5,532)	8,122
Acquisition and disposition of businesses	0	(40)
Disposal	(6)	(97,426)
Amount recognized in profit or loss	(61)	18
Amount recognized in other comprehensive income	(57,771)	674
Ending balance	₩ 444,026	₩ 497,129